united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 10/31

Date of reporting period: 4/30/24

Item 1. Reports to Shareholders.

Anfield Universal Fixed Income Fund

Class A Shares	(AFLEX)
Class C Shares	(AFLKX)
Class I Shares	(AFLIX)

April 30, 2024

Semi-Annual Report

Advised by:
Anfield Capital Management, LLC
4041 MacArthur Blvd.
Suite 155
Newport Beach, CA 92660
www.AnfieldFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Universal Fixed Income Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2024

Average Annual Total Return through April 30, 2024*, as compared to its benchmark:

	Six Month	1 Year	5 Year	10 Year	Since Inception(a)
Class A	3.94%	6.85%	0.71%	1.60%	1.73%
Class A with 5.75% load	-2.09%	0.75%	-0.48%	1.00%	1.18%
Class C	3.48%	5.98%	-0.05%	0.83%	0.95%
Class I	4.05%	7.10%	0.95%	1.84%	1.98%
BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index(b)	2.71%	5.42%	2.19%	1.61%	1.51%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Adviser has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2025 so that the total annual operating expenses (excluding any front-end or contingent deferred loads; brokerage fees and commissions acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) of the Fund do not exceed 1.75%, 2.50%, and 1.50% for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements by the Adviser are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or expenses reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Without waiver or reimbursement the gross expenses and fees of the Fund are 1.62%, 2.37% and 1.37% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated March 1, 2024. The expense limits in effect prior to their expiration on March 1, 2021 were 1.50%, 2.25% and 1.25% for Class A, Class C and Class I shares, respectively. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The Bank of America Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

Top Allocations	% of Net Assets
Asset Backed Securities - CLO	19.6%
Corporate Bonds - Banking	17.1%
Collateralized Mortgage Obligations	6.5%
U.S Government & Agencies - U.S. Treasury Bills	5.5%
Corporate Bonds - Automotive	4.8%
Corporate Bonds - Specialty Finance	4.3%
Corporate Bonds - Asset Management	4.1%
Open End Funds - Fixed Income	3.4%
Corporate Bonds - Transportation & Logistics	3.4%
Corporate Bonds - Electric Utilities	3.4%
Corporate Bonds - Real Estate Investment Trusts	3.3%
Corporate Bonds - Telecommunications	2.5%
Other	19.0%
Other Assets in Excess of Liabilities	3.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 3.4%
	FIXED INCOME - 3.4%
286,672	Fidelity Advisor Floating Rate High Income Fund	$2,666,046
422,170	Vanguard High-Yield Corporate Fund, Admiral Class	2,237,499
		4,903,545

	TOTAL OPEN END FUNDS (Cost $5,171,518)	4,903,545

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.9%
	CLO — 19.6%
1,000,000	AMMC CLO XI Ltd. Series 2012-11A CR2(a),(b)	TSFR3M + 2.162%	7.4910	04/30/31	999,628
2,000,000	Benefit Street Partners Clo XII Ltd. Series 12A C(a),(b)	TSFR3M + 3.312%	8.6400	10/15/30	2,003,878
2,000,000	BlueMountain Fuji US Clo II Ltd. Series 2A C(a),(b)	TSFR3M + 3.262%	8.5860	10/20/30	1,967,494
500,500	Crown Point CLO IV Ltd. Series 2018-4A B(a),(b)	TSFR3M + 1.762%	7.0860	04/20/31	501,185
1,000,000	Denali Capital CLO XI Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.872%	11.1960	10/20/28	1,004,820
1,000,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4400	04/15/31	968,429
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	8.0900	04/15/31	1,500,797
1,671,499	Halcyon Loan Advisors Funding Ltd. Series 2015-2A E(a),(b),(c)	TSFR3M + 5.962%	11.2850	07/25/27	222,664
2,400,000	Man GLG US CLO Series 2018-1A BR(a),(b)	TSFR3M + 2.232%	7.5560	04/22/30	2,411,604
1,500,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.7100	07/15/31	1,446,056
1,500,000	Rockford Tower CLO 2017-1 Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	10.5660	04/20/34	1,502,016
2,000,000	Sound Point CLO II Ltd. Series 2013-1A A3R(a),(b)	TSFR3M + 2.112%	7.4360	01/26/31	1,990,972
520,000	Steele Creek CLO Ltd. Series 2014-1RA B(a),(b)	TSFR3M + 1.762%	7.0860	04/21/31	521,431
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.3860	04/21/31	1,948,479
2,000,000	Venture 33 CLO Ltd. Series 33A D(a),(b)	TSFR3M + 3.422%	8.7500	07/15/31	1,880,272
1,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.5100	07/15/32	960,042
2,750,000	Voya CLO Ltd. Series 2018-1A C(a),(b)	TSFR3M + 2.862%	8.1880	04/19/31	2,719,822
1,350,000	Webster Park CLO Ltd. Series 2015-1A DR(a),(b)	TSFR3M + 5.762%	11.0860	07/20/30	1,333,518
2,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9940	01/25/35	1,978,616
					27,861,723
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
122,387	Alternative Loan Trust Series 2004-35T2 A4(d)		6.0000	02/25/35	18,134
3,714	Banc of America Mortgage Trust Series 2004-A 2A4(b)		5.6280	02/25/34	3,604
6,428,615	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)		0.4230	04/25/37	75,615
7,033	Bear Stearns ARM Trust Series 2003-4 3A1(e)		5.4660	07/25/33	6,637

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.9% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3% (Continued)
5,406	Bear Stearns Asset Backed Securities Trust Series 2003-AC5 A2(e)		5.5000	10/25/33	$5,298
1,423	Chase Mortgage Finance Trust Series Series 2007-A1 7A1(b)		5.3560	02/25/37	1,442
21,294	CHL Mortgage Pass-Through Trust Series 2004-7 3A1(b)		4.3390	05/25/34	19,589
6,517	Citigroup Global Markets Mortgage Securities VII, Inc. Series 2003-1 A2(a)		6.0000	09/25/33	3,626
3,009	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4 7AR2(b)	TSFR1M + 0.564%	5.8810	06/25/34	2,724
54,577	GSR Mortgage Loan Trust Series 2004-2F 7A2(b),(d)	TSFR1M + 7.536%	2.2190	01/25/34	1,013
6,417	GSR Mortgage Loan Trust Series 2004-6F 2A6		5.5000	05/25/34	6,124
12,911	Impac CMB Trust Series 2004-4 1M3(b)	TSFR1M + 1.014%	6.3310	09/25/34	12,647
22,330	Impac CMB Trust Series 2004-6 M1(b)	TSFR1M + 1.034%	6.2560	10/25/34	21,193
2,927	Impac CMB Trust Series 2004-5 1A3(b)	TSFR1M + 0.939%	6.3510	10/25/34	2,869
22,078	JP Morgan Mortgage Trust Series 2005-A1 3A5(b)		5.3330	02/25/35	20,309
13,162	MASTR Alternative Loan Trust Series 2003-7 6A1		6.5000	12/25/33	13,033
479,606	MASTR Alternative Loan Trust Series 2007-HF1 4AX(d)		7.0000	10/25/47	98,626
4,033	Morgan Stanley Mortgage Loan Trust Series 2004-7AR 2A6(b)		5.7880	09/25/34	3,934
7,931	Morgan Stanley Mortgage Loan Trust Series 2004-10AR 4A(b)		6.1490	11/25/34	7,276
58,066	Wilshire Funding Corporation Series 1997-WFC1 M3 (b)		7.2500	08/25/27	55,888
					379,581
	HOME EQUITY — 0.6%
28,592	Aames Mortgage Trust Mortgage Pass Through Certs Series 2001-1 M2(e)		8.0880	06/25/31	27,933
11,232	AFC Trust Series 2000-1 1A(b)	TSFR1M + 0.844%	6.1610	03/25/30	10,804
191	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Series 2003-11 AF6(e)		5.4570	12/25/33	267
26,204	Asset Backed Securities Corporation Home Equity Loan Trust Series 2003-HE6 M2(b)	TSFR1M + 2.589%	7.9060	11/25/33	30,244
40,769	Bear Stearns Asset Backed Securities I Trust Series 2004-HE7 M4(b)	TSFR1M + 2.814%	8.1310	08/25/34	39,446
53,004	Bear Stearns Asset Backed Securities I Trust Series 2004-FR3 M3(b)	TSFR1M + 2.221%	5.4520	09/25/34	49,743
135,000	Bear Stearns Asset Backed Securities I Trust Series 2004-BO1 M9B(b)	TSFR1M + 6.114%	11.4310	10/25/34	139,292
15,591	Bear Stearns Asset Backed Securities Trust Series 2003-ABF1 A(b)	TSFR1M + 0.854%	6.1710	01/25/34	14,884
137,892	CDC Mortgage Capital Trust Series 2004-HE1 M2(b)	TSFR1M + 1.914%	7.2310	06/25/34	137,781
103,442	CDC Mortgage Capital Trust Series 2004-HE3 M2(b)	TSFR1M + 1.914%	6.6310	11/25/34	99,657
25,297	Credit Suisse First Boston Mortgage Securities Corporation Series 2001-HE8 A1(e)		6.9900	02/25/31	24,597
995	GSAA Trust Series 2005-1 M1(e)		5.2950	11/25/34	991
3,845	Meritage Mortgage Loan Trust Series 2003-1 M2(b)	TSFR1M + 2.439%	7.7560	11/25/33	3,642

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 20.9% (Continued)
	HOME EQUITY — 0.6% (Continued)
28,884	Meritage Mortgage Loan Trust Series 2003-1 M3(b)	TSFR1M + 2.814%	8.1310	11/25/33	$26,702
17,020	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 M2(b)	TSFR1M + 2.289%	7.6060	07/25/34	12,885
19,819	New Century Home Equity Loan Trust Series 2003-A M1(a),(b)	TSFR1M + 1.239%	3.5310	10/25/33	20,246
1,843	NovaStar Mortgage Funding Trust Series 2004-1 M5(b)	TSFR1M + 1.689%	7.0060	06/25/34	1,745
11,297	Option One Mortgage Loan Trust Series 2003-5 A2(b)	TSFR1M + 0.754%	6.0710	08/25/33	10,975
71,000	RASC Series Trust Series 2003-KS4 MI1(e)		4.6100	06/25/33	68,537
11,440	Saxon Asset Securities Trust Series 2003-3 M2(b)	TSFR1M + 2.514%	4.0530	12/25/33	10,098
47,506	Terwin Mortgage Trust Series TMTS Series 2003-2HE M2(b)	TSFR1M + 2.264%	8.6560	07/25/34	55,053
					785,522
	MANUFACTURED HOUSING — 0.0%(f)
4,029	Conseco Finance Corporation Series 1997-1 M1(b)		7.2200	03/15/28	4,028

	RESIDENTIAL MORTGAGE — 0.4%
20,160	Countrywide Asset-Backed Certificates Series 2004-3 3A4(b)	TSFR1M + 0.614%	5.9310	08/25/34	20,571

87,399	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB3 B1(b)	TSFR1M + 2.889%	3.3000	03/25/34	96,602
90,857	Credit-Based Asset Servicing and Securitization, LLC Series 2004-CB6 M2(b)	TSFR1M + 1.839%	4.8950	07/25/35	84,423

31,524	CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6 2A4(b)	TSFR1M + 1.014%	6.3310	11/25/34	29,835
21,837	CWABS, Inc. Asset-Backed Certificates Trust Series 2A3 2A3(b)	TSFR1M + 1.314%	6.6310	11/25/34	21,153
13,581	Equity One Mortgage Pass-Through Trust Series 2002-5 M1(e)		5.8030	11/25/32	13,199
12,046	First Franklin Mortgage Loan Trust Series 2002-FF1 1A2(b)	TSFR1M + 1.239%	6.1920	04/25/32	12,059
14,313	Long Beach Mortgage Loan Trust Series 2003-2 M2(b)	TSFR1M + 2.964%	8.2810	06/25/33	15,502
42,512	Morgan Stanley A.B.S Capital I, Inc. Trust Series 2004-NC7 M4(b)	TSFR1M + 1.839%	7.1560	07/25/34	43,098
109,279	Structured Asset Securities Corporation Series 2005-WF1 M7(b)	TSFR1M + 2.019%	7.3360	02/25/35	108,787
143,305	Structured Asset Securities Corporation Series 2005-WF1 M8(b)	TSFR1M + 2.169%	7.4860	02/25/35	141,256
					586,485
	TOTAL ASSET BACKED SECURITIES (Cost $31,267,073)				29,617,339

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
123,690	Fannie Mae Interest Strip(d)		5.5000	08/25/35	20,196
291,684	Fannie Mae Interest Strip Series 384 2(d)		4.5000	07/25/37	37,070

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5% (Continued)
402,103	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	$66,161
999,039	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	207,519
247,778	Fannie Mae Interest Strip Series 418 141(b),(d)		5.5000	05/25/39	40,870
270,728	Fannie Mae Interest Strip Series 418 147(b),(d)		6.0000	05/25/39	46,529
114,173	Fannie Mae Interest Strip Series 409 80(b),(d)		4.5000	11/25/39	22,980
484,120	Fannie Mae Interest Strip Series 408 9(b),(d)		4.5000	10/25/40	91,374
312,405	Fannie Mae Interest Strip Series 409 83(b),(d)		4.5000	11/25/40	52,005
1,230,807	Fannie Mae Interest Strip Series 406 15(d)		5.0000	12/25/40	280,581
207,194	Fannie Mae Interest Strip Series 409 C13(d)		3.5000	11/25/41	32,215
140,829	Fannie Mae Interest Strip Series 409 64(b),(d)		4.0000	11/25/41	22,961
174,310	Fannie Mae Interest Strip Series 413 126(b),(d)		4.0000	07/25/42	28,396
181,232	Fannie Mae Interest Strip Series 413 177(b),(d)		4.5000	07/25/42	33,275
367,091	Fannie Mae Interest Strip Series 413 155(b),(d)		4.5000	07/25/42	68,419
920,147	Fannie Mae Interest Strip Series 417 C24(b)		3.5000	12/25/42	117,300
388,680	Fannie Mae Interest Strip Series 419 C3(b)		3.0000	11/25/43	53,958
508,341	Fannie Mae Interest Strip Series 426 292(b),(d)		3.5000	08/25/51	82,991
354,468	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	54,279
547,850	Fannie Mae REMICS Series 2006-109 SG(b),(d)	SOFR30A + 6.516%	1.1860	11/25/36	34,146
221,729	Fannie Mae REMICS Series 2007-39 AI(b),(d)	SOFR30A + 6.006%	0.6760	05/25/37	13,357
158,038	Fannie Mae REMICS Series 2007-92 SK(b),(d)	SOFR30A + 6.336%	1.0060	09/25/37	12,649
166,084	Fannie Mae REMICS Series 2007-112 SA(b),(d)	SOFR30A + 6.450%	1.0060	12/25/37	14,490
104,032	Fannie Mae REMICS Series 2009-31 PI(d)		5.0000	11/25/38	4,015
437,229	Fannie Mae REMICS Series 2009-101 MI(d)		6.0000	12/25/39	48,538
455,386	Fannie Mae REMICS Series 2009-113 XI(b),(d)		5.0000	01/25/40	75,845
580,930	Fannie Mae REMICS Series 2010-150 SP(b),(d)	SOFR30A + 6.486%	1.1550	10/25/40	41,384
1,749,128	Fannie Mae REMICS Series 2011-149 MS(b),(d)	SOFR30A + 5.886%	0.5560	11/25/41	54,658
133,255	Fannie Mae REMICS Series 2012-84 KI(b),(d)	SOFR30A + 6.000%	6.0000	08/25/42	20,239
165,928	Fannie Mae REMICS Series 2013-10 SJ(b),(d)	SOFR30A + 6.036%	0.7050	02/25/43	12,010
480,509	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	45,930
122,754	Fannie Mae REMICS Series 2015-16 IN(d)		4.5000	09/25/43	5,313
1,208,041	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5560	10/25/43	78,654
157,152	Fannie Mae REMICS Series 2015-22 BS(b),(d)	SOFR30A + 6.036%	4.5980	04/25/45	14,637
7,593,120	Fannie Mae REMICS Series 2015-40 LT(b),(d)	SOFR30A + 6.200%	0.0300	06/25/45	11,374
2,245,765	Fannie Mae REMICS Series 2015-34 HI(d)		6.0000	06/25/45	521,061

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5% (Continued)
86,199	Fannie Mae REMICS Series 2017-78 KI(d)		3.5000	10/25/47	$14,324
85,746	Fannie Mae REMICS Series 2018-37 CI(d)		4.0000	10/25/47	3,034
1,102,544	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7550	12/25/47	108,387
331,722	Fannie Mae REMICS Series 2017-99 DI(d)		3.5000	12/25/47	43,804
178,584	Fannie Mae REMICS Series 2018-2 LI(d)		3.5000	12/25/47	17,843
303,856	Fannie Mae REMICS Series 2018-31 IO(d)		4.5000	12/25/47	48,912
1,075,004	Fannie Mae REMICS Series 2018-16 MI(d)		4.0000	03/25/48	220,179
215,458	Fannie Mae REMICS Series 2018-34 CI(d)		4.0000	05/25/48	36,981
261,956	Fannie Mae REMICS Series 2018-35 KI(d)		4.0000	05/25/48	45,201
1,211,076	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.8060	08/25/48	85,660
453,228	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	88,519
614,252	Fannie Mae REMICS Series 2019-44 IC(d)		3.5000	08/25/49	90,615
232,604	Fannie Mae REMICS Series 2021-27 GI(d)		4.5000	05/25/51	53,204
1,070,664	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.6050	05/25/59	97,527
19,672	Freddie Mac REMICS Series 2433 SA(b)	SOFR30A + 20.632%	6.7740	02/15/32	20,942
903,573	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	113,464
22,049	Freddie Mac REMICS Series 4325 GI(d)		3.5000	04/15/33	240
216,938	Freddie Mac REMICS Series 4394 BI(d)		5.5000	07/15/37	30,726
95,455	Freddie Mac REMICS Series 4419 EI(d)		6.0000	10/15/37	9,692
3,589,890	Freddie Mac REMICS Series 4669 TI(b),(d)	SOFR30A + 5.986%	0.1000	09/15/40	7,455
82,365	Freddie Mac REMICS Series 3772 SA(b)	SOFR30A + 14.567%	—	12/15/40	54,309
555,843	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1550	12/15/40	11,800
75,070	Freddie Mac REMICS Series 4493 HI(d)		3.0000	06/15/41	816
182,023	Freddie Mac REMICS Series 4076 SW(b),(d)	SOFR30A + 5.936%	0.6050	07/15/42	16,067
102,250	Freddie Mac REMICS Series 4139 PO(g)		—	08/15/42	61,513
242,899	Freddie Mac REMICS Series 4091 ES(b),(d)	SOFR30A + 6.436%	1.1050	08/15/42	24,800
497,082	Freddie Mac REMICS Series 4197 IG(d)		4.0000	04/15/43	64,517
34,539	Freddie Mac REMICS Series 4558 DI(d)		3.5000	07/15/43	148
10,332,115	Freddie Mac REMICS Series 4765 SI(b),(d)		0.2080	08/15/44	91,027
306,530	Freddie Mac REMICS Series 4416 DS(b),(d)	SOFR30A + 5.985%	0.6550	12/15/44	25,543
265,692	Freddie Mac REMICS Series 4480 IN(d)		4.0000	03/15/45	33,028
303,485	Freddie Mac REMICS Series 4473 AS(b),(d)	SOFR30A + 5.486%	0.1550	05/15/45	18,956
108,075	Freddie Mac REMICS Series 4591 QI(d)		3.5000	04/15/46	17,068

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5% (Continued)
800,590	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5560	05/15/46	$64,046
696,620	Freddie Mac REMICS Series 4699 NI(d)		4.0000	12/15/46	94,676
195,575	Freddie Mac REMICS Series 4792 AI(d)		4.0000	05/15/48	36,738
1,097,957	Freddie Mac REMICS Series 4827 BI(d)		4.5000	09/15/48	182,734
364,447	Freddie Mac REMICS Series 5093 NI(d)		4.0000	08/25/49	76,997
821,171	Freddie Mac REMICS Series 5022 IO(d)		3.0000	09/25/50	141,020
466,185	Freddie Mac REMICS Series 5023 MI(d)		3.0000	10/25/50	79,378
321,003	Freddie Mac REMICS Series 5082 HI(d)		3.0000	03/25/51	44,731
487,603	Freddie Mac REMICS Series 5086 IW(d)		3.0000	03/25/51	70,638
917,660	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	208,806
1,325,447	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	236,703
326,352	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4560	01/15/54	20,303
49,432	Freddie Mac Strips Series 202 IO(d)		6.5000	04/01/29	5,458
516,832	Freddie Mac Strips Series 256 50(d)		5.0000	06/15/38	69,803
186,684	Freddie Mac Strips Series 303 181(b),(d)		4.5000	12/15/39	23,281
187,654	Freddie Mac Strips Series 303 175(b),(d)		4.5000	12/15/40	26,498
262,223	Freddie Mac Strips Series 303 141(b),(d)		4.5000	01/15/43	42,158
535,944	Freddie Mac Strips Series 324 C24(b)		5.0000	12/15/43	114,334
605,412	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	108,787
21,133	Government National Mortgage Association Series 2011-157 AI(d)		4.0000	12/16/26	528
556,864	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	55,241
2,580,745	Government National Mortgage Association Series 2009-87 IW(b),(d)	TSFR1M + 6.736%	1.4200	07/20/34	84,277
6,553,519	Government National Mortgage Association Series 2014-94 JI(b),(d)	TSFR1M + 6.586%	0.1500	09/16/34	37,588
755,009	Government National Mortgage Association Series 2007-26 SD(b),(d)	TSFR1M + 6.686%	1.3660	05/16/37	61,244
4,544,632	Government National Mortgage Association Series 2017-60 SA(b),(d)	TSFR1M + 6.576%	1.2600	10/20/37	192,202
1,363,398	Government National Mortgage Association Series 2008-60 SH(b),(d)	TSFR1M + 6.036%	0.7160	07/16/38	23,335
856,679	Government National Mortgage Association Series 2017-88 IB(d)		5.5000	02/20/39	127,432
335,512	Government National Mortgage Association Series 2009-61 AS(b),(d)	TSFR1M + 5.986%	0.6700	03/20/39	2,693
720,692	Government National Mortgage Association Series 2009-69 IV(d)		5.5000	08/20/39	105,330
2,343,203	Government National Mortgage Association Series 2010-29 SA(b),(d)	TSFR1M + 6.436%	1.1200	10/20/39	216,329
294,163	Government National Mortgage Association Series 2013-90 AI(d)		3.5000	10/20/39	7,249
723,377	Government National Mortgage Association Series 2017-60 SU(b),(d)	TSFR1M + 6.286%	0.9660	01/16/40	45,641
856,997	Government National Mortgage Association Series 2013-20 IM(d)		5.0000	04/20/40	141,321
1,227,566	Government National Mortgage Association Series 2017-160 TI(b),(d)		0.5000	06/20/40	19,607

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5% (Continued)
1,085,579	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5860	10/16/40	$86,036
198,725	Government National Mortgage Association Series 2019-22 HI(d)		5.0000	10/16/40	26,050
1,965,753	Government National Mortgage Association Series 2010-166 SA(b),(d)	TSFR1M + 5.936%	0.6160	12/16/40	141,630
291,434	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	34,127
211,812	Government National Mortgage Association Series 2011-68 EI(d)		6.0000	04/20/41	25,270
154,539	Government National Mortgage Association Series 2013-75 GI(d)		3.0000	06/20/41	1,049
492,499	Government National Mortgage Association Series 2015-44 AI(d)		3.0000	08/20/41	4,532
262,457	Government National Mortgage Association Series 2012-108 PS(b),(d)	TSFR1M + 6.636%	1.3160	03/16/42	23,080
1,034,535	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	198,865
189,136	Government National Mortgage Association Series 2012-149 GI(d)		5.0000	07/20/42	19,456
374,822	Government National Mortgage Association Series 2012-98 HS(b),(d)	TSFR1M + 5.885%	0.5700	08/20/42	28,518
863,752	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	128,112
451,347	Government National Mortgage Association Series 2012-140 IC(d)		3.5000	11/20/42	65,607
256,597	Government National Mortgage Association Series 2012-149 CS(b),(d)	TSFR1M + 6.086%	0.7700	12/20/42	13,323
75,719	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	12,059
369,281	Government National Mortgage Association Series 2013-20 KI(d)		5.0000	01/20/43	56,128
1,151,216	Government National Mortgage Association Series 2013-144 AS(b),(d)	TSFR1M + 6.636%	1.3200	03/20/43	9,899
383,158	Government National Mortgage Association Series 2013-82 IG(d)		3.5000	05/20/43	58,298
75,954	Government National Mortgage Association Series 2013-103 DS(b),(d)	TSFR1M + 6.036%	0.7200	07/20/43	6,191
345,011	Government National Mortgage Association Series 2013-189 PS(b),(d)	TSFR1M + 6.036%	0.7200	07/20/43	20,636
574,679	Government National Mortgage Association Series 2019-22 EI(b),(d)		1.0000	07/20/43	12,470
670,934	Government National Mortgage Association Series 2013-122 SB(b),(d)	TSFR1M + 5.986%	0.6660	08/16/43	54,652
9,599,715	Government National Mortgage Association Series 2019-21 SI(b),(d)		0.2650	10/20/43	75,988
235,943	Government National Mortgage Association Series 2014-132 SL(b),(d)	TSFR1M + 5.986%	0.6700	10/20/43	8,922
156,436	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6700	11/20/43	14,762
334,932	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1660	06/16/44	21,789
105,175	Government National Mortgage Association Series 2014-133 BS(b),(d)	TSFR1M + 5.486%	0.1700	09/20/44	6,293
529,318	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1700	02/20/45	42,579
154,349	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	9,834
521,956	Government National Mortgage Association Series 2017-112 KI(d)		4.5000	08/20/45	62,543
649,662	Government National Mortgage Association Series 2016-163 KI(d)		6.0000	08/20/45	68,622
372,454	Government National Mortgage Association Series 2017-130 LI(d)		4.5000	10/16/45	32,530
2,175,637	Government National Mortgage Association Series 2019-22 CI(b),(d)	TSFR1M + 30.678%	1.0000	10/20/45	127,116
288,880	Government National Mortgage Association Series 2015-179 GS(b),(d)	TSFR1M + 6.636%	1.3200	12/20/45	32,540

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5% (Continued)
103,154	Government National Mortgage Association Series 2016-54 PI(d)		3.0000	04/20/46	$10,357
308,757	Government National Mortgage Association Series 2016-46 IO(d)		3.5000	04/20/46	47,039
85,611	Government National Mortgage Association Series 2017-101 ID(d)		4.5000	04/20/46	6,978
184,335	Government National Mortgage Association Series 2016-81 IO(d)		4.0000	06/20/46	35,280
930,261	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6700	09/20/46	71,422
321,949	Government National Mortgage Association Series 2016-116 IJ(d)		3.5000	09/20/46	34,856
160,017	Government National Mortgage Association Series 2019-11 MI(d)		5.0000	11/20/46	10,648
173,525	Government National Mortgage Association Series 2017-114 CI(d)		3.5000	03/20/47	13,810
12,599	Government National Mortgage Association Series 2017-141 ID(d)		3.5000	07/20/47	1,334
342,283	Government National Mortgage Association Series 2018-18 BI(d)		4.0000	11/20/47	32,804
829,739	Government National Mortgage Association Series 2017-179 KS(b),(d)	TSFR1M + 6.086%	0.7700	12/20/47	76,736
136,497	Government National Mortgage Association Series 2017-179 WI(d)		5.0000	12/20/47	25,290
320,018	Government National Mortgage Association Series 2018-1 IP(d)		3.5000	01/20/48	34,503
19,262,738	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	97,290
183,586	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	27,007
262,104	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	48,869
462,534	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.6200	01/20/49	37,146
228,554	Government National Mortgage Association Series 2019-18 CS(b),(d)	TSFR1M + 5.936%	0.6200	02/20/49	13,370
1,001,492	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	181,838
429,143	Government National Mortgage Association Series 2020-127 IN(d)		2.5000	08/20/50	60,125
671,857	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8700	11/20/50	77,178
2,510,433	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.2240	10/20/69	98,080
					9,262,252
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,421,138)				9,262,252

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3%
	AEROSPACE & DEFENSE — 0.2%
286,000	Howmet Aerospace, Inc.		5.1250	10/01/24	285,080

	ASSET MANAGEMENT — 4.1%
1,000,000	Ares Capital Corporation		4.2500	03/01/25	984,066
750,000	Bain Capital Specialty Finance, Inc.		2.9500	03/10/26	703,418

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	ASSET MANAGEMENT — 4.1% (Continued)
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	$572,324
1,301,000	FS KKR Capital Corporation		4.1250	02/01/25	1,279,009
1,662,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,653,459
700,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	693,561
					5,885,837
	AUTOMOTIVE — 4.8%
750,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	728,971
300,000	Ford Motor Credit Company, LLC		6.8500	05/20/25	300,001
400,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	393,838
1,650,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	1,632,878
200,000	Ford Motor Credit Company, LLC		6.8500	06/20/25	193,704
1,435,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,377,971
800,000	General Motors Financial Company, Inc.		1.2000	10/15/24	783,512
1,500,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	1,470,499
					6,881,374
	BANKING — 17.1%
100,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	98,279
250,000	Bank of America Corporation MTN(b)	SOFRRATE + 0.410%	5.7450	06/14/24	250,015
550,000	Bank of America Corporation		4.0000	01/22/25	542,802
500,000	Bank of Montreal(e)		1.5000	06/26/24	496,196
500,000	Bank of Montreal		5.1000	01/31/25	494,476
650,000	Barclays plc		3.6500	03/16/25	637,872
1,500,000	BNP Paribas S.A.		4.2500	10/15/24	1,489,701
600,000	BNP Paribas S.A.(a)		4.3750	09/28/25	586,047
1,500,000	BPCE S.A.(a)		5.1500	07/21/24	1,495,443
1,382,000	BPCE S.A.(a)		4.5000	03/15/25	1,361,095
500,000	Citigroup, Inc.(b)	SOFRRATE + 0.686%	6.0060	10/30/24	500,683
500,000	Citigroup, Inc.(b)	SOFRRATE + 0.669%	0.9810	05/01/25	500,000
500,000	Citizens Financial Group, Inc.		3.7500	07/01/24	497,830
1,605,000	Credit Agricole S.A.(a)		4.3750	03/17/25	1,578,595
750,000	Credit Suisse A.G.		4.7500	08/09/24	748,165

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	BANKING — 17.1% (Continued)
500,000	Deutsche Bank A.G.		3.7000	05/30/24	$499,150
823,000	Deutsche Bank A.G.		4.5000	04/01/25	809,700
1,000,000	Discover Bank		2.4500	09/12/24	987,705
3,704,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.5630	Perpetual	3,745,318
1,000,000	Huntington National Bank (The)(b)	SOFRRATE + 1.205%	4.0080	05/16/25	998,809
750,000	JPMorgan Chase & Company		3.8750	09/10/24	745,211
500,000	KeyBank NA(b)	SOFRRATE + 0.320%	5.6550	06/14/24	499,750
1,000,000	KeyCorporation(b)	SOFRINDX + 1.250%	3.8780	05/23/25	994,017
750,000	Lloyds Banking Group plc		4.5000	11/04/24	743,354
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	487,991
515,000	NatWest Markets plc(a)		0.8000	08/12/24	508,020
300,000	PNC Bank NA		3.8750	04/10/25	294,783
1,200,000	Societe Generale S.A.(a)		4.2500	04/14/25	1,178,262
500,000	Wells Fargo & Company(b)	SOFRRATE + 2.000%	2.1880	04/30/26	482,173
					24,251,442
	BIOTECH & PHARMA — 0.8%
625,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	627,188
500,000	Teva Pharmaceutical Finance Netherlands III BV		4.7500	05/09/27	479,995
					1,107,183
	ELECTRIC UTILITIES — 3.4%
500,000	Arizona Public Service Company		3.3500	06/15/24	497,453
500,000	EDP Finance BV(a)		3.6250	07/15/24	497,721
1,000,000	Electricite de France S.A.(a),(b)	H15T5Y + 5.411%	9.1250	06/15/73	1,088,218
500,000	Enel Finance International N.V.(a)		2.6500	09/10/24	494,550
376,000	FirstEnergy Corporation		2.0500	03/01/25	363,499
150,000	FirstEnergy Corporation		4.1500	07/15/27	141,464
625,000	FirstEnergy Transmission, LLC(a)		4.3500	01/15/25	616,299
387,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	380,682
750,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	747,282
					4,827,168
	FOOD — 0.3%
500,000	Mondelez International Holdings Netherlands BV(a)		2.2500	09/19/24	493,194

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
775,000	Carter Holt Harvey Ltd. (c)		9.5000	12/01/24	$773,187

	HEALTH CARE FACILITIES & SERVICES — 0.2%
225,000	Laboratory Corp of America Holdings		3.2500	09/01/24	223,005

	INSTITUTIONAL FINANCIAL SERVICES — 2.3%
2,025,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	Perpetual	1,899,364
750,000	Goldman Sachs Group, Inc. (The)(b)	SOFRRATE + 0.486%	5.8020	10/21/24	750,369
600,000	Morgan Stanley(b)	SOFRRATE + 0.509%	5.8280	01/22/25	600,559
					3,250,292
	INSURANCE — 0.7%
580,000	Athene Global Funding(a)		2.5000	01/14/25	566,481
506,000	Kemper Corporation		4.3500	02/15/25	499,592
					1,066,073
	LEISURE FACILITIES & SERVICES — 0.8%
500,000	Las Vegas Sands Corporation		2.9000	06/25/25	481,177
675,000	Penn National Gaming, Inc.(a)		5.6250	01/15/27	642,009
					1,123,186
	OIL & GAS PRODUCERS — 2.0%
500,000	Devon Energy Corporation(a)		5.2500	09/15/24	498,640
750,000	EQT Corporation		6.1250	02/01/25	750,162
800,000	Occidental Petroleum Corporation		2.9000	08/15/24	792,915
780,000	Plains All American Pipeline, L.P. / PAA Finance		3.6000	11/01/24	771,421
					2,813,138
	REAL ESTATE INVESTMENT TRUSTS — 3.3%
250,000	American Tower Corporation		3.3750	05/15/24	249,755
200,000	American Tower Corporation		2.4000	03/15/25	194,055
575,000	Crown Castle International Corporation		3.2000	09/01/24	569,869
1,000,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	991,196
500,000	GLP Capital, L.P. / GLP Financing II, Inc.		5.2500	06/01/25	495,664
2,253,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	2,218,478
					4,719,017

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	RETAIL - CONSUMER STAPLES — 0.5%
665,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	$655,610

	RETAIL - DISCRETIONARY — 1.6%
750,000	AutoNation, Inc.		3.5000	11/15/24	740,717
1,563,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,509,246
					2,249,963
	SPECIALTY FINANCE — 4.3%
500,000	AerCap Ireland Capital DAC / AerCap Global		3.5000	01/15/25	491,694
800,000	Ally Financial, Inc.		3.8750	05/21/24	798,948
215,000	Ally Financial, Inc.		5.7500	11/20/25	213,251
969,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	964,135
500,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	489,259
1,200,000	Capital One Financial Corporation(b)	SOFRRATE + 1.370%	4.1660	05/09/25	1,199,492
1,000,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1450	12/21/65	791,849
500,000	Penske Truck Leasing Company Lp / PTL Finance Corporation(a)		3.4500	07/01/24	498,020
625,000	Synchrony Financial		4.5000	07/23/25	610,809
					6,057,457
	TECHNOLOGY SERVICES — 0.4%
650,000	Leidos, Inc.		3.6250	05/15/25	635,090

	TELECOMMUNICATIONS — 2.5%
1,648,000	Sprint Corporation		7.1250	06/15/24	1,650,399
1,940,000	Telecom Italia SpA(a)		5.3030	05/30/24	1,937,162
					3,587,561
	TOBACCO & CANNABIS — 0.2%
250,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	248,253

	TRANSPORTATION & LOGISTICS — 2.3%
1,109,553	American Airlines 2016-2 Class A Pass Through Series 2016-2 A		3.6500	06/15/28	1,003,218
937,500	Delta Air Lines Inc / SkyMiles IP Ltd.(a)		4.5000	10/20/25	925,432
1,350,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,330,911

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 52.3% (Continued)
	TRANSPORTATION & LOGISTICS — 2.3% (Continued)
					$3,259,561
	TOTAL CORPORATE BONDS (Cost $74,909,943)				74,392,671

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 8.9%
	COMMERCIAL SUPPORT SERVICES — 1.8%
2,630,573	Aramark Services, Inc.(b)	TSFR1M + 2.000%	7.3160	04/06/28	2,635,242

	LEISURE FACILITIES & SERVICES — 1.6%
1,000,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	8.0660	01/24/31	1,002,625
246,250	Light & Wonder International, Inc.(b)	TSFR1M + 2.850%	8.0710	04/16/29	247,105
997,500	Restaurant Brands(b)	TSFR1M + 2.250%	7.5660	09/12/30	1,000,258
					2,249,988
	RETAIL - DISCRETIONARY — 1.4%
1,967,366	Great Outdoors Group, LLC(b)	TSFR1M + 3.865%	9.1800	03/05/28	1,970,701

	SEMICONDUCTORS — 0.7%
965,439	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8230	08/17/29	968,460

	TRANSPORTATION & LOGISTICS — 3.4%
800,000	AAdvantage Loyalty IP Ltd.(b)	TSFR3M + 5.012%	10.3360	03/10/28	833,084
2,000,000	Air Canada(b)	TSFR1M + 2.500%	7.8330	03/14/31	2,016,250
2,000,000	United Airlines, Inc.(b)	TSFR1M + 2.750%	8.0760	02/17/31	2,010,940
					4,860,274
	TOTAL TERM LOANS (Cost $12,619,572)				12,684,665

Principal			Coupon Rate
Amount ($)		Yield to Maturity	(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 5.5%
	U.S. TREASURY BILLS — 5.5%
8,000,000	United States Treasury Bill(g)	5.34%	—	09/26/24	7,829,307

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $7,831,670)				7,829,307

See accompanying notes to financial statements.

ANFIELD UNIVERSAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2024

TOTAL INVESTMENTS – 97.5% (Cost $154,220,914)	$138,689,779
OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	3,518,960
NET ASSETS - 100.0%	$142,208,739

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRINDX	United States SOFR Secured Overnight Financing Index

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024 the total market value of 144A securities is 53,951,101 or 38.0% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Illiquid security. The total fair value of these securities as of April 30, 2024 was $995,851, representing 0.7% of net assets.

(d)	Interest only securities.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at April 30, 2024.

(f)	Percentage rounds to less than 0.1%.

(g)	Zero coupon bond.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2024

ASSETS
Investment securities:
At cost	$154,220,914
At fair value	$138,689,779
Cash	1,844,044
Dividends and interest receivable	1,228,147
Deposits with brokers	590,587
Receivable for Fund shares sold	263,025
Prepaid expenses and other assets	29,801
TOTAL ASSETS	142,645,383

LIABILITIES
Payable for Fund shares redeemed	61,229
Investment advisory fees payable	93,784
Payable to related parties	91,405
Distribution (12b-1) fees payable	248
Accrued expenses and other liabilities	2,478
TOTAL LIABILITIES	436,644
NET ASSETS	$142,208,739

Composition of Net Assets:
Paid in capital	$171,002,248
Accumulated losses	(28,793,509)
NET ASSETS	$142,208,739

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Continued)
April 30, 2024

Net Asset Value Per Share:
Class A Shares:
Net Assets	$870,066
Shares of beneficial interest outstanding (a)	100,229
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.68
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.21

Class C Shares:
Net Assets	$78,197
Shares of beneficial interest outstanding (a)	9,004
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.68

Class I Shares:
Net Assets	$141,260,476
Shares of beneficial interest outstanding (a)	16,269,233
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.68

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2024

INVESTMENT INCOME
Dividends	$223,331
Interest	5,369,242
TOTAL INVESTMENT INCOME	5,592,573

EXPENSES
Investment advisory fees	568,434
Distribution (12b-1) fees:
Class A	1,213
Class C	423
Administration fees	110,696
Transfer agent fees	83,769
Third party administration servicing fees	34,827
Registration fees	29,300
Accounting services fees	23,258
Custodian fees	14,959
Printing and postage expenses	13,213
Legal fees	12,389
Compliance officer fees	12,296
Trustees fees and expenses	10,674
Insurance expense	6,370
Audit fees	1,717
Other expenses	2,150
TOTAL EXPENSES	925,688
NET INVESTMENT INCOME	4,666,885

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments and foreign currency transactions	(2,007,400)
Net change in unrealized appreciation on investments	3,079,522
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	1,072,122

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,739,007

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
FROM OPERATIONS
Net investment income	$4,666,885	$6,485,584
Net realized loss from investments	(2,007,400)	(1,563,358)
Net change in unrealized appreciation on investments	3,079,522	3,103,633
Net increase in net assets resulting from operations	5,739,007	8,025,859

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(30,276)	(76,320)
Class C	(2,411)	(6,840)
Class I	(4,637,305)	(6,779,171)
Total distributions to shareholders	(4,669,992)	(6,862,331)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10,555	13,642
Class I	39,481,897	82,004,828
Net asset value of shares issued in reinvestment of distributions:
Class A	27,704	74,223
Class C	2,411	6,840
Class I	3,724,327	4,068,271
Payments for shares redeemed:
Class A	(281,334)	(1,034,199)
Class C	(11,329)	(241,995)
Class I	(44,038,982)	(53,297,448)
Net increase (decrease) in net assets from shares of beneficial interest	(1,084,751)	31,594,162

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,736)	32,757,690

NET ASSETS
Beginning of the period/year	142,224,475	109,466,785
End of the period/year	$142,208,739	$142,224,475

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
SHARE ACTIVITY
Class A:
Shares Sold	1,205	1,581
Shares Reinvested	3,177	8,646
Shares Redeemed	(32,109)	(120,116)
Net decrease in shares of beneficial interest outstanding	(27,727)	(109,889)

Class C:
Shares Reinvested	276	797
Shares Redeemed	(1,295)	(28,178)
Net decrease in shares of beneficial interest outstanding	(1,019)	(27,381)

Class I:
Shares Sold	4,515,772	9,518,860
Shares Reinvested	427,061	473,659
Shares Redeemed	(5,036,822)	(6,191,493)
Net increase (decrease) in shares of beneficial interest outstanding	(93,989)	3,801,026

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period or Year

	Class A
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$8.62		$8.52	$9.48	$9.51	$9.82	$10.29
Activity from investment operations:
Net investment income (1)	0.27		0.41	0.25	0.22	0.23	0.26
Net realized and unrealized gain (loss) on investments (2)	0.07		0.14	(0.96)	0.11	(0.28)	(0.41)
Total from investment operations	0.34		0.55	(0.71)	0.33	(0.05)	(0.15)
Less distributions from:
Net investment income	(0.28)		(0.45)	(0.25)	(0.36)	(0.26)	(0.28)
Net realized gain(loss)	—		—	—	—	—	(0.04)
Total distributions	(0.28)		(0.45)	(0.25)	(0.36)	(0.26)	(0.32)
Net asset value, end of period/year	$8.68		$8.62	$8.52	$9.48	$9.51	$9.82
Total return (3)	3.94	% (7)	6.62%	(7.54)%	3.50%	(0.49)%	(1.54)%
Net assets, at end of period/year (000)s	$870		$1,103	$2,027	$8,096	$10,937	$26,760
Ratio of gross expenses to average net assets (4)(5)(6)	1.55	% (8)	1.60%	1.64%	1.50%	1.47%	1.40%
Ratio of net expenses to average net assets (5)(6)	1.55	% (8)	1.60%	1.64%	1.50%	1.47%	1.40%
Ratio of net investment income to average net assets (5)(6)	6.31	% (8)	4.79%	2.75%	2.27%	2.33%	2.60%
Portfolio Turnover Rate	46	% (7)	26%	44%	52%	33%	37%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period or Year

	Class C
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$8.63		$8.53	$9.48	$9.51	$9.82	$10.30
Activity from investment operations:
Net investment income (1)	0.24		0.35	0.19	0.15	0.16	0.19
Net realized and unrealized gain (loss) on investments (2)	0.06		0.13	(0.96)	0.11	(0.28)	(0.43)
Total from investment operations	0.30		0.48	(0.77)	0.26	(0.12)	(0.24)
Less distributions from:
Net investment income	(0.25)		(0.38)	(0.18)	(0.29)	(0.19)	(0.20)
Net realized gain(loss)	—		—	—	—	—	(0.04)
Total distributions	(0.25)		(0.38)	(0.18)	(0.29)	(0.19)	(0.24)
Net asset value, end of period/year	$8.68		$8.63	$8.53	$9.48	$9.51	$9.82
Total return (3)	3.48	% (7)	5.75%	(8.15)%	2.71%	(1.23)%	(2.34)%
Net assets, at end of period/year (000)s	$78		$86	$319	$671	$1,203	$1,490
Ratio of gross expenses to average net assets (4)(5)(6)	2.30	% (8)	2.35%	2.39%	2.25%	2.22%	2.15%
Ratio of net expenses to average net assets (5)(6)	2.30	% (8)	2.35%	2.39%	2.25%	2.22%	2.15%
Ratio of net investment income to average net assets (5)(6)	5.56	% (8)	4.02%	2.08%	1.51%	1.59%	1.88%
Portfolio Turnover Rate	46	% (7)	26%	44%	52%	33%	37%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period or Year

	Class I
	Six Months
	Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2024		October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period/year	$8.62		$8.53	$9.49	$9.51	$9.83	$10.30
Activity from investment operations:
Net investment income (1)	0.29		0.44	0.30	0.24	0.25	0.29
Net realized and unrealized gain (loss) on investments (2)	0.06		0.12	(0.98)	0.12	(0.28)	(0.44)
Total from investment operations	0.35		0.56	(0.68)	0.36	(0.03)	(0.15)
Less distributions from:
Net investment income	(0.29)		(0.47)	(0.28)	(0.38)	(0.29)	(0.28)
Net realized gain (loss)	—		—	—	—	—	(0.04)
Total distributions	(0.29)		(0.47)	(0.28)	(0.38)	(0.29)	(0.32)
Net asset value, end of period/year	$8.68		$8.62	$8.53	$9.49	$9.51	$9.83
Total return (3)	4.05	% (7)	6.78%	(7.28)%	3.87%	(0.34)%	(1.29)%
Net assets, at end of period/year (000)s	$141,260		$141,035	$107,121	$126,814	$156,042	$291,140
Ratio of gross expenses to average net assets (4)(5)(6)	1.30	% (8)	1.35%	1.39%	1.25%	1.22%	1.15%
Ratio of net expenses to average net assets (5)(6)	1.30	% (8)	1.35%	1.39%	1.25%	1.22%	1.15%
Ratio of net investment income to average net assets (5)(6)	6.57	% (8)	5.20%	3.24%	2.54%	2.59%	2.86%
Portfolio Turnover Rate	46	% (7)	26%	44%	52%	33%	37%

(1)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period or year.

(2)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will pay a 1.00% sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last quoted sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities-of comparable quality, coupon, maturity and type. The independent-pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default, however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default, however, there could be adverse impacts if the clearinghouse is unable to fulfill such guarantee due to circumstances such as bankruptcy.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Open End Funds	$4,903,545	$—	$—	$4,903,545
Asset Backed Securities	—	29,617,339	—	29,617,339
Collateralized Mortgage Obligations	—	9,262,252	—	9,262,252
Corporate Bonds	—	73,619,484	773,187	74,392,671
Term Loans	—	12,684,665	—	12,684,665
U.S. Government & Agencies	—	7,829,307	—	7,829,307
Total	$4,903,545	$133,013,047	$773,187	$138,689,779

*	Refer to the Schedule of Investments for classifications.

The following table presents changes in assets classified in Level 3 of the fair value hierarchy during the period ended attributable to the following:

Corporate Bonds
Beginning Balance November 1, 2023	$762,957
Total realized gain (loss)	—
Change in Unrealized Appreciation	(3,214)
Cost of Purchases	—
Proceeds from Sales	—
Amortization	13,444
Net transfers in/out of level 3	—
Ending Balance April 30, 2024	$773,187

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of April 30, 2024:

Fair Value at April 30, 2024	Valuation Techniques	Unobservable Input	Impact to Valuation
$ 98.45 Per bond	Spread to comparable security adjusted for a fixed spread as of the last trade date.	340 basis point spread to comparable security with a rate of 4.875%.	These inputs included the discount rate or yield and the term to maturity used. Significant increases to the yield/discount rate would cause fair value to decrease; decreases to the yield/discount rate would cause fair value to increase.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2021 to October 31, 2023 or expected to be taken in the Fund’s October 31, 2024 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed in these Notes to Financial Statements. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to: active trading risk, bank loan risk, cash positions risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, financial sector risk, fixed income securities risk, foreign custody risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, interest rate risk, issuer-specific risk, investment companies and exchange-traded funds risks, leverage risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot risk, preferred securities risk, prepayment and extension risk, real estate sector risk, REIT risk, regulatory risk, sector risk, securities lending risk, short sales risk, sovereign debt risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Currency Risk – The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock. If a convertible security’s investment value is greater than its conversion value, its price likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Credit Risk – The Fund may enter into various types of derivative contracts. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration risk, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening.

Foreign (non-U.S.) Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Investment Companies and Exchange-Traded Funds (“ETFs”) Risk – When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses including the management fees of the investment company in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund also will incur brokerage costs when it purchases and sells. During periods of market volatility, inverse ETFs may not perform as expected.

LIBOR Risk – The London Interbank Offered Rate, (“LIBOR”) was a leading floating rate benchmark used in loans, corporate and municipal bonds, asset-backed and mortgage-backed securities, interest rate swaps, notes, derivatives and other instruments or investments. In 2017, the United Kingdom Financial Conduct Authority, which regulates LIBOR announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. On July 27, 2017, the United Kingdom Financial Conduct Authority announced the gradual phase out of LIBOR rates with nearly all publications of LIBOR on a representative basis having ceased as of June 20, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, as the preferred alternative rate to U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern. Uncertainty related to the liquidity impact of the changes in rates, negative effects on the valuation of the Fund’s investments, and how to appropriate adjust these rates at the time of transition, poses risk for the Fund.

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflicts, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infection or other public health threats, lack of liquidity in the bond or markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings.

Odd Lot Risk – Bonds may be purchased and held as smaller sized bond positions known as “odd lots”. Pricing services generally value such securities based on bid prices for larger institutional sized bond positions known as “round lots”; and such round lot prices may reflect more favorable pricing than odd lot holdings. The Fund may purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to the Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Fund may fair value a particular bond if the Adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. There can be no assurance that the Fund’s valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market.

U.S. Government Securities Risk – Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Volatility Risk – The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term and Government securities, for the six months ended April 30, 2024, amounted to $60,630,503 and $64,163,211, respectively.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $568,434 for the six months ended April 30, 2024.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses of the Fund, until at least March 1, 2025, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses) do not exceed 1.75%, 2.50%, and 1.50% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date such fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. Prior to March 1, 2021, the expense limitations in effect for the Fund were 1.50%, 2.25% and 1.25% for Class A, Class C and Class I shares, respectively.

During the six months ended April 30, 2024, the Adviser did not waive any fees or expenses. The Adviser can recoup waived and/or reimbursed expenses of $870 until October 31, 2024, pursuant to the Agreement.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of up to 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor” and “NLD”), an affiliate of Ultimus Fund Solutions, LLC (“UFS”), to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Adviser.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended April 30, 2024, neither the distributor nor the principal underwriter received underwriting commissions.

Class C shares and Class I shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from UFS under the administrative servicing agreement.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of April 30, 2024, aggregate cost for federal tax purposes is $154,210,173 and differs from market value by net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation:	$1,399,777
Gross unrealized depreciation:	(16,920,171)
Net unrealized depreciation:	$(15,520,394)

The tax character of distributions paid during the fiscal years ended October 31, 2023, and October 31, 2022, was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2023	October 31, 2022
Ordinary Income	$6,862,331	$3,696,223
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$6,862,331	$3,696,223

As of October 31, 2023, the components of accumulated deficit on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$193,449	$—	$—	$(11,447,428)	$—	$(18,608,545)	$(29,862,524)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for perpetual bonds.

At October 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$1,116,364	$10,331,064	$11,447,428	$—

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, Charles Schwab & Co., Inc. was the record owner of 77.66% of the Fund’s outstanding shares, respectively. Charles Schwab & Co. may be the beneficial owner of some or all of the shares for the Fund or may hold the shares for the benefit of others. As a result, Charles Schwab & Co. may be deemed to control the Fund, respectively. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

Anfield Universal Fixed Income Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2024

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)
April 30, 2024

Approval of Advisory Agreement

Anfield Capital Management, LLC for the Anfield Universal Fixed Income Fund

At a meeting held on March 19–20, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the renewal of the investment advisory agreement (the “Advisory Agreement”) between Anfield Capital Management, LLC (“Anfield” or the “Adviser”) and the Trust, on behalf of Anfield Universal Fixed Income Fund (the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Fund by the Adviser; (ii) a description of the Adviser’s investment management personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s advisory fees and overall expenses with those of comparable mutual funds; (vi) the level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of the Fund as compared to other mutual funds with similar investment strategies.

Throughout the process, including at the Meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from the Adviser. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Anfield related to the Advisory Agreement with respect to the Fund, including: the Advisory Agreement; a description of the manner in which investment decisions are made and executed; an overview of the personnel that perform services for the Fund and their background and experience; a review of the financial condition of Anfield; information regarding risk management processes, liquidity management and its derivative risk management processes and procedures; the compliance policies and procedures of Anfield, including its business continuity and cybersecurity policies and a code of ethics that contained provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); Anfield’s compliance resources and practices; information regarding Anfield’s compliance and regulatory history; and an independent report prepared by Broadridge, an independent third-party data provider, analyzing the performance record, fees, and expenses of the Fund as compared to those of a peer group of other mutual funds with similar investment strategies as selected by Broadridge (the “Peer Group”).

The Board also noted that on a regular basis it received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the Trust’s CCO’s analysis that the Adviser’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered information with respect to the effectiveness of the Adviser’s cybersecurity and business continuity policies and procedures.

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

The Board considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Fund.

In considering the nature, extent, and quality of the services provided by Anfield, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Anfield’s management and the quality of the performance of its duties. The Board noted the continued retention of an outside CCO and found that Anfield continued to operate an effective compliance program and had no significant matters reported over the past year. The Board concluded that Anfield had sufficient quality and depth of personnel, resources, compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the Fund and that the nature, overall quality, and extent of the services provided by Anfield were satisfactory and reliable.

Performance. In considering the Fund’s performance, the Board noted that it reviews information about the Fund’s performance results at its regularly scheduled meetings. Among other data, the Board considered the Fund’s performance as compared to a benchmark index and against the performance of its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including in particular that data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the Peer Group. The Board also noted differences in the investment strategies of the Fund relative to the funds in its Peer Group.

The Board took into account management’s discussion of the performance of the Fund, including the quarterly written reports containing the Adviser’s performance commentaries. The Board also noted that the Adviser was actively monitoring the performance of the Fund.

The Board noted that Anfield is responsible for the day-to-day management of the Fund’s investment portfolio and considered, among other performance data, the performance of the Fund for the one-year, three-year, five-year, and since inception periods ended December 31, 2023, as compared to the Fund’s benchmark index, Peer Group, and Morningstar category. The Board considered that the Fund underperformed the median of its Peer Group for the one-year, three-year, five-year, and since inception periods but outperformed the median of the Morningstar category for the one-year and three-year periods and underperformed the same for the five-year and since inception periods. The Board also considered that the Fund outperformed the benchmark index for the one-year and since inception periods and underperformed the benchmark index for the three-year and five-year periods. The Board took into account the Adviser’s discussion of the Fund’s performance history, including the factors that had contributed to any underperformance, such as the impact of current market conditions on the performance of the Fund’s investment strategy. The Board concluded that the Fund’s overall performance was satisfactory and was being appropriately monitored.

Fees and Expenses. Regarding the costs of the services provided by the Adviser, the Board considered, among other data, a comparison of the Fund’s advisory fee and net expense ratio to those of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third-party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the Fund relative to the funds in its Peer Group, as well as the level, quality, and nature of the services provided by the Adviser with respect to the Fund. The Board also took into account the Adviser’s discussion with respect to the fees and expenses relating to the Fund.

The Board noted that the Fund’s contractual advisory fee was in line with median of its Peer Group and above the median of its Morningstar category, but not the highest among its Morningstar category. The Board also noted that the Fund’s net total expenses were above the median of its Peer Group and Morningstar category. The Board took into account that the Adviser had agreed to reimburse expenses to limit net annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or

Anfield Universal Fixed Income Fund
ADDITIONAL INFORMATION (Unaudited)(Continued)
April 30, 2024

extraordinary expenses such as litigation) to 1.50%, 1.75%, and 2.50% for Class I, Class A, and Class C shares, respectively, although the Fund was currently below its expense cap at current asset levels. In considering the level of the Fund’s advisory fee, the Board also took into account the fees charged by the Adviser to other funds or accounts managed with a similar investment strategy, noting that differences were attributable to the differences in the management of these different kinds of funds or accounts.

The Board determined that the services provided under the Advisory Agreement were in addition to, rather than duplicative of, the advisory services provided to the underlying funds or ETFs in which the Fund may invest.

Based on the factors above, the Board concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Board considered the profitability of Anfield and its affiliates with respect to the Fund, as applicable, and whether these profits were reasonable in light of the services provided to the Fund. The Board reviewed a profitability analysis prepared by Anfield based on the Fund’s asset levels and considered the total profits of the Adviser from its relationship with the Fund. The Board concluded that Anfield’s profitability from its relationship with the Fund, after taking into account a reasonable allocation of costs, was not excessive.

Economies of Scale. The Board considered whether Anfield would realize economies of scale with respect to the advisory services provided to the Fund and whether fee levels reflected these economies of scale for the benefit of shareholders. The Board noted that the advisory fee did not currently have breakpoints with respect to the Fund. The Board also considered that the Adviser may share potential economies of scale from its advisory business in a variety of ways, including through services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board considered the profitability analysis provided by the Adviser and also noted that the expenses of managing the Fund as a percentage of assets under management were expected to decrease as the Fund’s assets continue to grow. The Board noted that at current asset levels, economies of scale were not a relevant consideration and that it would revisit whether economies of scale exist in the future once the Fund had achieved sufficient size.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Anfield from its association with the Fund. The Board considered that Anfield did not believe it would receive any direct, indirect or ancillary material “fall-out” benefits from its relationship with the Fund other than certain reputational benefits that may result from this relationship. The Board concluded that any such benefits are reasonable.

Conclusion. The Board, having requested and received such information from Anfield as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the Fund and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of Advisory Agreement with respect to the Fund for an additional one-year term was in the best interests of the Fund and its shareholders.

In considering the renewal of the Advisory Agreement, the Board considered a variety of factors, including those discussed above, and also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) .. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently. The Board’s conclusions may be based in part on its consideration of the advisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Anfield Universal Fixed Income Fund
EXPENSE EXAMPLES (Unaudited)
April 30, 2024

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) payments, reinvested dividends, or other distributions; redemption fees; and exchange fees and on purchases of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
Actual	11/1/23	4/30/24	11/1/23– 4/30/24	11/1/23– 4/30/24
Class A	$1,000.00	$1,039.40	$ 7.86	1.55%
Class C	1,000.00	1,034.80	11.64	2.30
Class I	1,000.00	1,040.50	6.60	1.30

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period
(5% return before expenses)	11/1/23	4/30/24	11/1/23– 4/30/24	11/1/23– 4/30/24
Class A	$1,000.00	$1,017.16	$ 7.77	1.55%
Class C	1,000.00	1,013.43	11.51	2.30
Class I	1,000.00	1,018.38	6.53	1.30

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such an offering is made only by a prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUF-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable to open-end investment companies.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 6/28/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 6/28/2024